Investments (Schedule of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments
Equity investments accounted for using the equity method	$ 336,704	$ 322,701
Equity investments with readily determinable fair values	3,838	1,504
Equity investments without readily determinable fair values	149,343	156,419
Available-for-sale debt investments	40,800	63,918
Total	$ 530,685	$ 544,542